Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Non-current Assets
Rental and other deposits		¥ 10,933	¥ 3,217
Prepaid expenses		5,273	12,950
Others		600	2,863
Other Non-current Assets	$ 2,418	¥ 16,806	¥ 19,030